Subsequent Events (Details) - USD ($)			1 Months Ended	2 Months Ended	3 Months Ended	12 Months Ended
	Jun. 09, 2021	Feb. 07, 2021	Jun. 30, 2021	Feb. 28, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2017
Subsequent Event [Line Items]
Granted (in shares)					578,572	1,018,950	295,500
Options, grants, weighted average exercise price (in dollars per share)					$ 35.62	$ 3.76	$ 1.59
Subsequent Event
Subsequent Event [Line Items]
Granted (in shares)				600,000
Options, grants, weighted average exercise price (in dollars per share)				$ 35.62
Proceeds from reverse recapitalization transaction	$ 145,000,000
Payments of transaction costs	18,000,000		$ 18,000,000
Subsequent Event | Private Placement
Subsequent Event [Line Items]
Consideration received on transaction	$ 200,000,000	$ 200,000,000
Shares issued in transaction (in shares)	20,000,000
Price per share (in dollars per share)	$ 10.00
Options | Subsequent Event
Subsequent Event [Line Items]
Award vesting period				4 years
Options | Tranche One
Subsequent Event [Line Items]
Award vesting period								1 year
Award vesting rights, percentage								25.00%
Options | Tranche One | Subsequent Event
Subsequent Event [Line Items]
Award vesting rights, percentage				25.00%